Changes in accounting policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in accounting policies
4. Changes in accounting policies
4.1 Changes in accounting policies 2019
Effective January 1, 2019, the Group has adopted IFRS 16 (Leases). IFRS 16 (Leases) replaces existing guidance, including IAS 17 (Leases), and sets out the principles for the recognition and measurement of leases. The new standard has resulted in an increased volume of disclosure information within these consolidated financial statements.
The Group has also implemented other minor amendments to existing standards and interpretations, which have no material impact on the Group’s overall results and financial position.

a) General impact of application of IFRS 16 (Leases)
The date of initial application of IFRS 16 for the Group is January 1, 2019.
The Group has applied IFRS 16 using the modified retrospective approach, without restatement of the comparative information.
IFRS 16 introduces new or amended requirements with respect to lease accounting. It introduces significant changes to the lessee accounting by removing the distinction between operating and finance lease, requiring the recognition of a right-of-use
asset and a lease liability at commencement for all leases, except for short-term leases and leases of low value assets. In contrast to lessee accounting, the requirements for lessor accounting have remained largely unchanged.
b) Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4 (Determining Whether an Arrangement contains a Lease). The Group now assesses whether a contract is or contains a lease based on the new definition of a lease under IFRS 16 (Leases). Under IFRS 16 (Leases), a contract is or contains a lease, if the contract conveys a right to control the use of an identified asset in exchange for consideration.
On transition to IFRS 16 (Leases), the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. It applied IFRS 16 (Leases) only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. In preparation for the first-time application of IFRS 16, the Group has carried out an implementation project.

The new definition in IFRS 16 will not significantly change the scope of contracts that meet the definition of a lease for the Group. At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease and non-lease
component based on their relative stand-alone prices.
c) Practical expedients adopted on transition
Certain practical expedients permitted by IFRS 16 are used by the Group, notably:

1)
To not reassess, upon transition, whether an existing contract contains a lease (grandfather the previous assessment of whether a transaction was a lease under IAS 17 or IFRIC 4). The definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019;

2)	The recognition exemptions for short-term leases (less than 12 months of lease term) and the leases of low-value assets; and

3)	Used hindsight when determining the lease term, if the contract contains options to extend or terminate the lease.
d) Financial impact
The application of IFRS 16 to leases previously classified as operating leases under IAS 17 resulted in the recognition of right-of-use
assets and lease liabilities.
The table below sets out the adjustments recognized at the date of initial application of IFRS16, which does not include the leases acquired as part of the OncoMed acquisition.

	As at December 31, 2018	Impact of IFRS 16	Restated as at January 1, 2019
Non-current assets
Property, plant and equipment	149	2,552	2,701
Prepayments and other	1,067	(50)	1,017

Total impact on assets		2,502

Current liabilities
Trade and other payables	4,570	—	4,570
Lease liabilities	—	607	607
Non-current liabilities
Lease liabilities	—	1,927	1,927
Accruals	4,437	(32)	4,405

Total impact on liabilities		(2,502)

Total impact on retained earnings		—

As at January 1, 2019,
right-of-use
assets related to a leased property (£1.2 million) and a lease of medical equipment used in ongoing clinical trials (£1.3 million).
Following the acquisition of OncoMed on April 23, 2019, the Group acquired an additional right-of-use
asset related to a leased property in Redwood City, U.S. (£10.8 million).
The table below presents a reconciliation from operating lease commitments disclosed as at December 31, 2018 to lease liabilities recognized
as at January 1, 2019.

Operating lease commitments disclosed under IAS 17 (at December 31, 2018)	536
Effect of discounting	(944)
Reassessment of lease term under IFRS 16	2,942

Lease liabilities recognised under IFRS 16 (at January 1, 2019)	2,534

Certain lease agreements include an option which allows the Group to extend the lease. The Group is reasonably certain that it will invoke the extension option on the lease of medical equipment used in ongoing clinical trials, as the Group expects that the studies will extend beyond the initial lease term. Where the Group is reasonably certain that the lease will be extended, the cash flows are included in the calculation of the lease liability.
The adoption of IFRS 16 (Leases) results in a decrease in other operating expenses in the consolidated statement of comprehensive loss where lease payments were previously recorded. IFRS 16 (Leases) results in an increase in depreciation and interest expense going forwards following the recognition of a right-of-use
asset and lease liability.
The weighted average incremental borrowing rate applied to lease liabilities recognized on transition was 15.0%.
As at December 31, 2019, in relation to leases under IFRS 16 (
Leases
) the Group has
recognized
the following amounts in the consolidated statement of comprehensive loss:

Depreciation	1,505
Interest expense	1,314
Foreign exchange gain	29
Income from sub-leasing right-of-use assets	855
For the year ended December 31, 2019, within the consolidated statement of cash flows under IFRS 16 (Leases) the Group has opted to disclose both the cash paid for the interest portion and cash payments for the principal portion of the lease liability as part of financing activities. The adoption of IFRS 16 (Leases) did not have an impact on net cash flows.

The total cash outflow for leases
amounted
to £2.2
million

during
the year
(2018: £0.3 million).
e) Subsequent updates
As at December 31, 2019, the lease term remaining on the medical equipment has been reassessed in line with the contractual agreement. The reassessment of lease term has been accounted for as a change in accounting estimate and the lease liability has been remeasured accordingly to reflect the change in estimated future lease payments. The carrying amount of the right-of-use
asset has been adjusted for the remeasurement of the lease liability, both reduced by £0.3 million respectively.
4.2 Changes in accounting policies 2018
Effective January 1, 2018, the Group has adopted IFRS 9 (Financial Instruments) which introduces new requirements for:

1.	The classification and measurement of financial assets and financial liabilities;

2.	Impairment for financial assets;

3.	General hedge accounting; and

4.	New accounting for certain modifications and exchanges of financial liabilities measured at amortized cost.
The only impact on the Group is in relation to the
non-substantial
modification of the convertible loan notes, as detailed below. The Group has applied IFRS 9 (Financial Instruments) in full without restating comparatives with an initial date of application of January 1, 2018.
In relation to the
non-substantial
modification of financial liabilities, IFRS 9 (Financial Instruments) requires the recognition of a modification gain or loss for exchanges or modifications of financial liabilities that do not result in the of a financial liability. As a result, under IFRS 9 (Financial Instruments) the carrying value of the convertible loan note as at the date of modification was adjusted to recognize the modification gain in retained earnings as of the date of initial application of January 1, 2018.

At January 1, 2018 ( as calculated under IAS 39)	1,977
Amounts restated through retained earnings	(124)

At January 1, 2018 (as calculated under IFRS 9)	1,853

The Group has considered the adoption of IFRS 9 on receivables and determined the expected credit loss to be immaterial, and therefore no adjustment has been made for this.